Segment Information	12 Months Ended
Dec. 31, 2018
Segment Reporting [Abstract]
Segment Information
Note 15 - Segment Information
The Company’s operating segments are determined based on the nature of their activities. The natural gas operations segment is engaged in the business of purchasing, distributing, and transporting natural gas. Revenues are generated from the distribution and transportation of natural gas. The utility infrastructure services segment is primarily engaged in the business of providing utility companies with trenching and installation, replacement, and maintenance services for energy distribution systems, and providing industrial construction solutions. Although our utility infrastructure services operations are geographically dispersed, they are aggregated and reported as a single segment as each reporting unit has similar economic characteristics. Over 99% of the total Company’s long-lived assets are in the U.S.
The accounting policies of the reported segments are the same as those described within Note 1 - Background, Organization, and Summary of Significant Accounting Policies. Centuri accounts for the services provided to Southwest at contractual prices at contract inception. Accounts receivable for these services, which are not eliminated during consolidation, are presented in the table below (in thousands).

	December 31, 2018	December 31, 2017
Accounts receivable for Centuri services	$18,830	$12,987

The following table presents the amount of revenues for both segments by geographic area (thousands of dollars):

	December 31, 2018	December 31, 2017	December 31, 2016
Revenues (a)
United States	$2,664,670	$2,345,134	$2,256,600
Canada	215,343	203,658	203,890
Total	$2,880,013	$2,548,792	$2,460,490

(a)	Revenues are attributed to countries based on the location of customers.

The Company has two reportable segments: natural gas operations and utility infrastructure services. Southwest has a single reportable segment that is referred to herein as the natural gas operations segment of the Company. In order to reconcile to net income as disclosed in the Consolidated Statements of Income, an Other column is included associated with impacts related to corporate and administrative activities related to Southwest Gas Holdings, Inc. The financial information pertaining to the natural gas operations and utility infrastructure services segments for each of the three years in the period ended December 31, 2018 is as follows (thousands of dollars):

2018	Gas Operations	Utility Infrastructure Services	Other	Total
Revenues from unaffiliated customers	$1,357,728	$1,386,371	$—	$2,744,099
Intersegment sales	—	135,914	—	135,914
Total	$1,357,728	$1,522,285	$—	$2,880,013
Interest revenue	$6,020	$88	$—	$6,108
Interest expense	$81,740	$14,190	$741	$96,671
Depreciation and amortization	$191,816	$57,396	$—	$249,212
Income tax expense	$43,991	$18,420	$(727)	$61,684
Segment net income	$138,842	$44,977	$(1,542)	$182,277
Segment assets	$6,141,584	$1,215,573	$572	$7,357,729
Capital expenditures	$682,869	$83,045	$—	$765,914

2017	Gas Operations	Utility Infrastructure Services	Other	Total
Revenues from unaffiliated customers	$1,302,308	$1,149,325	$—	$2,451,633
Intersegment sales	—	97,159	—	97,159
Total	$1,302,308	$1,246,484	$—	$2,548,792
Interest revenue	$2,784	$3	$—	$2,787
Interest expense	$69,733	$7,986	$345	$78,064
Depreciation and amortization	$201,922	$49,029	$—	$250,951
Income tax expense	$63,135	$2,390	$(437)	$65,088
Segment net income	$156,818	$38,360	$(1,337)	$193,841
Segment assets	$5,482,669	$752,496	$1,901	$6,237,066
Capital expenditures	$560,448	$63,201	$—	$623,649

2016	Gas Operations	Utility Infrastructure Services	Other	Total
Revenues from unaffiliated customers	$1,321,412	$1,040,957	$—	$2,362,369
Intersegment sales	—	98,121	—	98,121
Total	$1,321,412	$1,139,078	$—	$2,460,490
Interest revenue	$1,848	$1	$—	$1,849
Interest expense	$66,997	$6,663	$—	$73,660
Depreciation and amortization	$233,463	$55,669	$—	$289,132
Income tax expense	$58,584	$19,884	$—	$78,468
Segment net income	$119,423	$32,618	$—	$152,041
Segment assets	$5,001,756	$579,370	$—	$5,581,126
Capital expenditures	$457,120	$72,411	$—	$529,531